SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION
4. SEGMENT INFORMATION

The Company's senior management (the Chief Operating Decision Maker) uses segment information to evaluate the performance of operating segments and make resource allocation decisions. This information is prepared on a basis consistent with the accounting policies used in the preparation of the financial statements. Earnings before interest, taxes, depreciation, and amortization (“EBITDA”) is used by the Company to evaluate the performance of its operating segments.

Reported segments:

  Raízen: operates in (i) the production, commercialization, origination, and trading of ethanol, (ii) production and commercialization of bioenergy, (iii) resale and trading of electricity, (iv) production and commercialization of other product from renewable sources (solar energy and biogas), (v) production, marketing, origination and trading of sugar and (vi) distribution and commercialization of fuels and lubricants and operations related to the Shell Select convenience store business and proximity OXXO of the Nós Group, a joint venture with FEMSA Comércio.
  Compass: (i) distribution of piped natural gas throughout Brazil to industrial, residential, commercial, automotive, and cogeneration customers; (ii) commercialization of electricity and natural gas; (iii) development of infrastructure projects in a regasification terminal and offshore gas pipeline; and (iv) development of thermal generation projects utilizing natural gas.
  Moove: production and distribution of licensed Mobil lubricants in Brazil, Bolivia, Uruguay, Paraguay, Argentina, the United States of America, and the European market. Additionally, under the Comma brand, it manufactures and distributes products for European and Asian markets and corporate activities.
  Rumo: logistics services for rail transport, port storage and loading of goods, primarily grains and sugar, leasing of locomotives, wagons, and other railroad equipment, as well as operation of containers.
  Radar: A reference in agricultural property management, Radar invests in a diversified portfolio with high potential for appreciation, through participation in the companies Radar, Tellus and Janus.

Reconciliation:

  Cosan Corporate: represents the reconciliation of Cosan's corporate structure, which is composed of: (i) senior management and corporate teams, which incur general and administrative expenses and other expenses (operating income), including pre-operational investments; (ii) equity income from assets, including the interest in Vale S.A.; and (iii) financial result attributed to cash and debts of the controlling company, intermediary holding companies (Cosan Oito, Cosan Nove and Cosan Dez) and offshore financial companies, and mining projects and investment in the Climate Tech Fund, a fund managed by Fifth Wall, specialized in technologic innovation.

Although Raízen S.A. is a joint venture registered under the equity method and is not proportionally consolidated, Management continues to review the information by segment. The reconciliation of these segments is presented in the column “Deconsolidation of Joint Venture”.

The Company reassessed its structure of segments presented as reconciliation items and, on December 31, 2022, added the companies Cosan Dez and Cosan Investments to the Cosan Corporative structure.

	12/31/2023
	Reported segments					Reconciliation
	Raízen	Compass	Moove	Rumo	Radar	Cosan Corporate	Deconsolidation of Joint Venture	Elimination Between Segments	Consolidated
Statement of profit or loss
Net sales	221,693,298	17,767,327	10,078,626	10,937,716	743,411	2,709	(221,693,298)	(61,292)	39,468,497
Cost of sales	(202,926,764)	(14,256,031)	(7,359,606)	(6,838,433)	(153,470)	(3,648)	202,926,764	61,292	(28,549,896)
Gross profit	18,766,534	3,511,296	2,719,020	4,099,283	589,941	(939)	(18,766,534)	—	10,918,601
Selling expenses	(5,773,538)	(164,399)	(1,144,957)	(40,658)	—	(556)	5,773,538	—	(1,350,570)
General and administrative expenses	(2,815,532)	(788,015)	(645,634)	(559,973)	(74,355)	(459,997)	2,815,532	—	(2,527,974)
Other income (expenses), net	1,968,248	607,226	(336)	(100,780)	2,253,803	1,164,464	(1,968,248)	—	3,924,377
Interest in earnings of associates	(219,896)	178,978	—	75,333	20,015	2,647,255	219,896	(2,571,182)	350,399
Interest in earnings of joint venture	—	—	—	1,266	—	1,694,679	—	—	1,695,945
Finance results, net	(5,962,849)	(730,954)	(319,136)	(2,555,382)	30,798	(4,322,353)	5,962,849	—	(7,897,027)
Finance expense	(6,241,261)	(1,658,582)	(242,751)	(3,621,093)	(6,776)	(5,808,228)	6,241,261	—	(11,337,430)
Finance income	797,560	1,283,024	116,408	1,190,685	37,577	400,440	(797,560)	—	3,028,134
Foreign exchange, net	1,240,924	152,592	(155,618)	368,259	(3)	1,412,208	(1,240,924)	—	1,777,438
Derivatives	(1,760,072)	(507,988)	(37,175)	(493,233)	—	(326,773)	1,760,072	—	(1,365,169)
Income taxes	(1,936,598)	(859,311)	(332,090)	(197,174)	(147,636)	1,261,785	1,936,598	—	(274,426)
Profit for the year	4,026,369	1,754,821	276,867	721,915	2,672,566	1,984,338	(4,026,369)	(2,571,182)	4,839,325
Profit (loss) from discontinued operations	—	45,419	—	—	—	20,384	—	(20,384)	45,419

Profit (loss) attributed to:
Owners of the Company	3,863,605	1,410,630	193,888	218,886	768,162	1,094,391	(3,863,605)	(2,591,566)	1,094,391
Non-controlling interests	162,764	389,610	82,979	503,029	1,904,404	910,331	(162,764)	—	3,790,353
	4,026,369	1,800,240	276,867	721,915	2,672,566	2,004,722	(4,026,369)	(2,591,566)	4,884,744
Other selected data
Depreciation and amortization	8,071,288	899,635	273,772	2,175,834	275	15,427	(8,071,288)	—	3,364,943
EBITDA	19,997,104	4,244,721	1,201,865	5,650,305	2,789,679	5,060,333	(19,997,104)	(2,571,182)	16,375,721
Additions to fixed assets, intangible assets and contract assets	11,396,056	2,317,889	177,971	3,689,877	39,892	42,333	(11,396,056)	—	6,267,962

Reconciliation of EBITDA
Profit for the year	4,026,369	1,754,821	276,867	721,915	2,672,566	1,984,338	(4,026,369)	(2,571,182)	4,839,325
Income taxes	1,936,598	859,311	332,090	197,174	147,636	(1,261,785)	(1,936,598)	—	274,426
Finance results, net	5,962,849	730,954	319,136	2,555,382	(30,798)	4,322,353	(5,962,849)	—	7,897,027
Depreciation and amortization	8,071,288	899,635	273,772	2,175,834	275	15,427	(8,071,288)	—	3,364,943
EBITDA	19,997,104	4,244,721	1,201,865	5,650,305	2,789,679	5,060,333	(19,997,104)	(2,571,182)	16,375,721

	12/31/2022 (Restated)
	Reported segments					Reconciliation
	Raízen	Compass	Moove	Rumo	Radar	Cosan Corporate	Deconsolidation of Joint Venture	Elimination Between Segments	Consolidated
Statement of profit or loss
Net sales	244,293,722	19,719,205	8,980,077	9,841,508	834,616	10,416	(244,293,722)	(63,036)	39,322,786
Cost of sales	(233,658,136)	(16,364,835)	(6,990,171)	(6,695,147)	(560,274)	(9,428)	233,658,136	63,036	(30,556,819)
Gross profit	10,635,586	3,354,370	1,989,906	3,146,361	274,342	988	(10,635,586)	—	8,765,967
Selling expenses	(5,148,014)	(163,256)	(1,072,488)	(30,619)	—	(9,916)	5,148,014	—	(1,276,279)
General and administrative expenses	(2,425,318)	(563,466)	(347,591)	(468,574)	(45,535)	(332,901)	2,425,318	—	(1,758,067)
Other income (expenses), net	283,606	(91,905)	29,002	348,543	1,302,442	164,140	(283,606)	—	1,752,222
Interest in earnings of associates	(119,338)	98,033	—	40,462	20,799	3,109,119	119,338	(2,849,516)	418,897
Interest in earnings of joint venture	—	—	—	—	—	(92,179)	—	—	(92,179)
Finance results, net	(4,105,064)	(377,136)	(101,872)	(2,329,035)	4,106	(2,353,999)	4,105,064	—	(5,157,936)
Finance expense	(3,010,398)	(1,291,850)	(114,249)	(1,521,478)	(3,550)	(1,775,408)	3,010,398	—	(4,706,535)
Finance income	811,948	898,100	75,817	1,108,620	7,656	3,687,328	(811,948)	—	5,777,521
Foreign exchange, net	963,060	102,655	(15,394)	374,859	—	(201,374)	(963,060)	—	260,746
Derivatives	(2,869,674)	(86,041)	(48,046)	(2,291,036)	—	(4,064,545)	2,869,674	—	(6,489,668)
Income taxes	864,710	(329,185)	(10,062)	(193,116)	(74,915)	725,682	(864,710)	—	118,404
Profit for the year	(13,832)	1,927,455	486,895	514,022	1,481,239	1,210,934	13,832	(2,849,516)	2,771,029
Profit (loss) from discontinued operations	—	49,846	—	—	—	17,180	—	(17,180)	49,846

Profit (loss) attributed to:
Owners of the Company	(66,054)	1,834,528	340,914	156,380	749,840	961,066	66,054	(2,866,696)	1,176,032
Non-controlling interests	52,222	142,773	145,981	357,642	731,399	267,048	(52,222)	—	1,644,843
	(13,832)	1,977,301	486,895	514,022	1,481,239	1,228,114	13,832	(2,866,696)	2,820,875
Other selected data
Depreciation and amortization	9,297,498	776,248	251,886	1,966,945	238	19,163	(9,297,498)	—	3,014,480
EBITDA	12,524,020	3,410,024	850,715	5,003,118	1,552,286	2,858,414	(12,524,020)	(2,849,516)	10,825,041
Additions to fixed assets, intangible assets and contract assets	9,339,898	1,659,202	109,263	2,717,745	19,212	25,952	(9,339,898)	—	4,531,374
									—
Reconciliation of EBITDA									—
Profit for the year	(13,832)	1,927,455	486,895	514,022	1,481,239	1,210,934	13,832	(2,849,516)	2,771,029
Income taxes	(864,710)	329,185	10,062	193,116	74,915	(725,682)	864,710	—	(118,404)
Finance results, net	4,105,064	377,136	101,872	2,329,035	(4,106)	2,353,999	(4,105,064)	—	5,157,936
Depreciation and amortization	9,297,498	776,248	251,886	1,966,945	238	19,163	(9,297,498)	—	3,014,480
EBITDA	12,524,020	3,410,024	850,715	5,003,118	1,552,286	2,858,414	(12,524,020)	(2,849,516)	10,825,041

	December 31, 2021 (Restated)
	Reported Segments					Reconciliation
	Raízen	Compass	Moove	Rumo	Radar	Cosan Corporate	Deconsolidation of joint venture	Segment elimination
									Consolidated
Statement of profit or loss
Net sales	175,047,270	12,558,362	6,112,457	7,439,632	31,502	8,292	(175,047,270)	(57,091)	26,093,154
Cost of sales	(163,367,574)	(10,154,363)	(4,808,643)	(5,352,040)	—	(5,231)	163,367,574	57,091	(20,263,186)
Gross profit	11,679,696	2,403,999	1,303,814	2,087,592	31,502	3,061	(11,679,696)	—	5,829,968
Selling expenses	(3,882,690)	(125,412)	(551,520)	(38,959)	—	(7,528)	3,882,690	—	(723,419)
General and administrative expenses	(1,788,180)	(331,263)	(269,810)	(472,739)	(6,499)	(321,261)	1,788,180	—	(1,401,572)
Other income (expenses), net	717,792	25,569	23,414	(69,017)	21,017	381,617	(717,792)	—	382,600
Interest in earnings of associates	(43,534)	—	—	12,857	—	2,195,679	43,534	(2,078,311)	130,225
Interest in earnings of joint venture	—	—	—	—	—	4,590,631	—	—	4,590,631
Finance results, net	(1,967,124)	(289,616)	(63,797)	(1,359,940)	3,199	(847,403)	1,967,124	—	(2,557,557)
Finance expense	(1,606,724)	(900,783)	(61,870)	(705,623)	(51)	(859,179)	1,606,724	—	(2,527,506)
Finance income	580,266	703,204	58,071	399,134	3,250	94,782	(580,266)	—	1,258,441
Foreign exchange, net	(1,076,722)	(60,953)	(66,118)	(489,952)	—	(482,513)	1,076,722	—	(1,099,536)
Derivatives	136,056	(31,084)	6,120	(563,499)	—	399,507	(136,056)	—	(188,956)
Income taxes	(1,350,252)	59,360	(147,138)	(4,053)	(4,215)	541,630	1,350,252	—	445,584
Profit for the year	3,365,708	1,742,637	294,963	155,741	45,004	6,536,426	(3,365,708)	(2,078,311)	6,696,460

Profit (loss) attributed to:
Owners of the Company	3,379,014	1,650,725	205,139	150,539	22,502	6,361,546	(3,379,014)	(2,078,311)	6,312,140
Non-controlling interests	(13,306)	91,912	89,824	5,202	22,502	174,880	13,306	—	384,320
	3,365,708	1,742,637	294,963	155,741	45,004	6,536,426	(3,365,708)	(2,078,311)	6,696,460
Other select data
Depreciation and amortization	6,393,642	559,994	96,852	1,830,683	39	16,818	(6,393,642)	(2)	2,504,384
EBITDA	13,076,726	2,532,887	602,750	3,350,417	46,059	6,859,017	(13,076,726)	(2,078,313)	11,312,817
Additions to PP&E, intangible
and contract asset	5,282,100	1,269,886	42,536	3,453,407	278	8,732	(5,282,100)	—	4,774,839

Reconciliation of EBITDA
Profit for the year	3,365,708	1,742,637	294,963	155,741	45,004	6,536,426	(3,365,708)	(2,078,311)	6,696,460
Income taxes	1,350,252	(59,360)	147,138	4,053	4,215	(541,630)	(1,350,252)	—	(445,584)
Finance results, net	1,967,124	289,616	63,797	1,359,940	(3,199)	847,403	(1,967,124)	—	2,557,557
Depreciation and amortization	6,393,642	559,994	96,852	1,830,683	39	16,818	(6,393,642)	(2)	2,504,384
EBITDA	13,076,726	2,532,887	602,750	3,350,417	46,059	6,859,017	(13,076,726)	(2,078,313)	11,312,817

	12/31/2023
	Reported segments					Reconciliation
	Raízen	Compass	Moove	Rumo	Radar	Cosan Corporate	Deconsolidation of Joint Venture	Elimination Between Segments	Consolidated
Statement of financial position:
Total assets	130,158,484	28,836,504	7,284,919	49,238,439	16,972,327	56,033,366	(130,158,484)	(18,500,173)	139,865,382
Cash and cash equivalents	7,915,876	3,931,532	773,552	7,233,993	39,946	2,679,458	(7,915,876)	—	14,658,481
Marketable securities	349,584	800,267	77,814	1,396,107	239,361	990,412	(349,584)	—	3,503,961
Trade receivables	13,438,430	1,550,973	1,101,854	556,298	234,801	710	(13,438,430)	—	3,444,636
Derivative financial instruments	10,888,050	175,655	—	1,561,493	—	809,651	(10,888,050)	—	2,546,799
Inventories	17,310,692	292,335	1,284,773	215,605	—	1	(17,310,692)	—	1,792,714
Sectorial financial assets	—	548,700	—	—	—	—	—	—	548,700
Other financial assets	103,774	2,423	690	—	—	—	(103,774)	—	3,113
Other current assets	8,478,292	1,553,524	193,836	841,417	375,716	3,152,651	(8,478,292)	(1,106,687)	5,010,457
Other non-current assets	13,957,596	1,166,991	209,823	3,528,375	14,378	3,832,013	(13,957,596)	(180,880)	8,570,700
Investments in associates	—	1,630,124	2	312,302	88,656	32,792,891	—	(17,212,606)	17,611,369
Investments in joint ventures	1,321,982	—	—	48,566	—	11,693,876	(1,321,982)	—	11,742,442
Biological assets	3,818,316	—	—	—	—	—	(3,818,316)	—	—
Investment property	—	—	—	—	15,976,126	—	—	—	15,976,126
Contract assets	3,108,696	1,041,421	10,684	—	—	—	(3,108,696)	—	1,052,105
Right-of-use assets	9,645,522	1,588,292	195,953	7,703,754	3,319	22,200	(9,645,522)	—	9,513,518
Property, plant and equipment	30,144,420	1,255,012	755,955	19,176,386	24	52,597	(30,144,420)	—	21,239,974
Intangible assets	9,677,254	13,299,255	2,679,983	6,664,143	—	6,906	(9,677,254)	—	22,650,287
Liabilities	(102,855,068)	(20,042,882)	(4,964,798)	(33,367,447)	(797,712)	(30,999,008)	102,855,068	1,287,645	(88,884,202)
Loans, borrowings and debentures	(39,634,986)	(10,017,150)	(2,207,028)	(18,964,841)	—	(25,715,635)	39,634,986	—	(56,904,654)
Derivative financial instruments - liabilities	(7,870,706)	(360,784)	(742)	(1,471,795)	—	(1,581,824)	7,870,706	—	(3,415,145)
Trade payables	(20,150,654)	(1,534,041)	(1,494,568)	(1,084,931)	(68,422)	(2,563)	20,150,654	—	(4,184,525)
Employee benefits payables	(966,452)	(301,560)	(147,313)	(318,550)	—	(61,906)	966,452	—	(829,329)
Sectorial financial liabilities	—	(1,810,698)	—	—	—	—	—	—	(1,810,698)
Other current liabilities	(10,642,734)	(1,703,128)	(336,080)	(1,583,216)	(182,298)	(1,239,688)	10,642,734	571,201	(4,473,209)
Lease	(11,304,874)	(1,636,943)	(198,964)	(3,406,843)	(3,502)	(29,542)	11,304,874	—	(5,275,794)
Other non-current liabilities	(12,284,662)	(2,678,578)	(580,103)	(6,537,271)	(543,490)	(2,367,850)	12,284,662	716,444	(11,990,848)
Total assets (net of liabilities) allocated by segment	27,303,416	8,793,622	2,320,121	15,870,992	16,174,615	25,034,358	(27,303,416)	(17,212,528)	50,981,180

Shareholders’ equity attributable to:
Controlling shareholders	26,561,384	5,798,294	1,624,273	4,766,403	5,023,574	20,955,291	(26,561,384)	(17,212,528)	20,955,307
Non-controlling shareholders	742,032	2,995,328	695,848	11,104,589	11,151,041	4,079,067	(742,032)	—	30,025,873
Total shareholders’ equity	27,303,416	8,793,622	2,320,121	15,870,992	16,174,615	25,034,358	(27,303,416)	(17,212,528)	50,981,180

	12/31/2022 (Restated)
	Reported segments					Reconciliation
	Raízen	Compass	Moove	Rumo	Radar	Cosan Corporate	Deconsolidation of Joint Venture	Elimination Between Segments	Consolidated
Statement of financial position:
Total assets	109,894,718	25,122,185	8,081,113	45,951,748	14,830,918	57,994,289	(109,894,718)	(17,495,261)	134,484,992
Cash and cash equivalents	4,902,800	3,403,634	865,370	7,385,421	25,582	1,621,709	(4,902,800)	—	13,301,716
Marketable securities	126,206	578,358	62,919	840,061	217,061	20,401,367	(126,206)	—	22,099,766
Trade receivables	10,316,720	1,931,205	1,101,336	578,324	314,834	1,843	(10,316,720)	—	3,927,542
Derivative financial instruments	7,023,284	391,863	—	874,843	—	2,885,046	(7,023,284)	—	4,151,752
Inventories	16,043,114	133,881	1,509,357	225,813	—	8	(16,043,114)	—	1,869,059
Sectorial financial assets	—	342,333	—	—	—	—	—	—	342,333
Other financial assets	230,780	277	450	—	—	88,511	(230,780)	—	89,238
Other current assets	10,285,568	1,037,586	405,314	724,415	74,623	1,690,662	(10,285,568)	(1,042,433)	2,890,167
Other non-current assets	8,938,318	897,654	297,616	3,385,624	7,643	3,041,082	(8,938,318)	(266,513)	7,363,106
Investments in associates	—	2,525,292	—	381,469	74,505	16,118,992	—	(16,186,315)	2,913,943
Investments in joint ventures	1,371,430	—	—	—	—	11,221,356	(1,371,430)	—	11,221,356
Biological assets	3,254,850	—	—	—	9,992	—	(3,254,850)	—	9,992
Investment property	—	—	—	—	14,103,060	—	—	—	14,103,060
Contract assets	3,297,856	1,110,335	8,380	—	—	—	(3,297,856)	—	1,118,715
Right-of-use assets	9,556,152	83,059	170,120	7,732,284	3,584	23,822	(9,556,152)	—	8,012,869
Property, plant and equipment	25,210,448	671,573	805,377	17,049,188	34	422,264	(25,210,448)	—	18,948,436
Intangible assets	9,337,192	12,015,135	2,854,874	6,774,306	—	477,627	(9,337,192)	—	22,121,942
Liabilities	(83,814,462)	(16,515,402)	(5,731,853)	(30,541,294)	(1,446,694)	(33,389,294)	83,814,462	1,308,944	(86,315,593)
Loans, borrowings and debentures	(33,551,302)	(8,278,839)	(2,862,154)	(16,758,088)	—	(25,088,135)	33,551,302	—	(52,987,216)
Derivative financial instruments - liabilities	(4,909,074)	(400,351)	(18,146)	(1,412,945)	—	(3,459,490)	4,909,074	—	(5,290,932)
Trade payables	(18,789,160)	(1,842,810)	(1,602,936)	(746,433)	(71,684)	(115,988)	18,789,160	—	(4,379,851)
Employee benefits payables	(837,208)	(193,585)	(112,590)	(296,833)	—	(56,513)	837,208	—	(659,521)
Sectorial financial liabilities	—	(1,616,616)	—	—	—	—	—	—	(1,616,616)
Other current liabilities	(7,176,122)	(779,928)	(397,704)	(1,786,009)	(905,816)	(1,235,770)	7,176,122	484,407	(4,620,820)
Lease	(10,568,042)	(76,606)	(166,651)	(3,254,011)	(3,708)	(31,182)	10,568,042	—	(3,532,158)
Other non-current liabilities	(7,983,554)	(3,326,667)	(571,672)	(6,286,975)	(465,486)	(3,402,216)	7,983,554	824,537	(13,228,479)
Total assets (net of liabilities) allocated by segment	26,080,256	8,606,783	2,349,260	15,410,454	13,384,224	24,604,995	(26,080,256)	(16,186,317)	48,169,399

Shareholders’ equity attributable to:
Controlling shareholders	22,507,108	5,738,714	1,647,259	4,613,308	4,187,415	20,652,788	(22,507,108)	(16,186,317)	20,653,167
Non-controlling shareholders	3,573,148	2,868,069	702,001	10,797,146	9,196,809	3,952,207	(3,573,148)	—	27,516,232
Total shareholders’ equity	26,080,256	8,606,783	2,349,260	15,410,454	13,384,224	24,604,995	(26,080,256)	(16,186,317)	48,169,399

4.1 NET SALES TO EXTERNAL CUSTOMERS BY PRODUCTS/CUSTOMER TYPE

	12/31/2023	12/31/2022 (Reclassified)	12/31/2021 (Reclassified)
Reported segment
Raízen
Ethanol	23,312,258	29,652,112	27,464,271
Sugar	29,070,524	23,695,768	13,946,480
Gasoline	66,267,702	66,586,914	55,158,035
Diesel	90,281,586	106,684,577	71,828,092
Cogeneration	3,724,090	3,688,108	3,968,947
Other	9,037,138	13,986,243	7,288,547
Intercompany elimination (i)	—	—	(4,607,102)
	221,693,298	244,293,722	175,047,270
Compass
Natural gas distribution
Industrial	11,411,212	12,945,164	7,496,978
Residential	2,202,348	2,200,849	1,679,660
Cogeneration	710,288	943,907	653,376
Automotive	592,917	928,468	371,046
Commercial	820,685	814,962	474,405
Construction revenue	1,494,142	1,217,818	1,020,176
Other	535,735	429,493	242,226
	17,767,327	19,480,661	11,937,867
Electricity trading	—	238,544	620,495
	17,767,327	19,719,205	12,558,362

Moove
Finished product	8,520,267	8,094,216	5,088,102
Base oil	765,408	596,443	457,991
Services	792,951	289,418	566,364
	10,078,626	8,980,077	6,112,457

Rumo
North operations	8,346,314	7,635,243	5,479,583
South operations	2,032,703	1,739,391	1,624,084
Container operations	558,699	466,874	335,965
	10,937,716	9,841,508	7,439,632

Radar
Lease and sale of lands	743,411	834,616	31,502

Reconciliation
Cosan Corporate	2,709	10,416	8,292

Deconsolidation of joint venture, adjustments and eliminations	(221,754,590)	(244,356,758)	(175,104,361)

Total	39,468,497	39,322,786	26,093,154

(i) On June 1, 2021, Raízen S.A. started to consolidate Raízen Energia and, with that, the balances between the entities started to be presented net

4.2. INFORMATION ON GEOGRAPHICAL AREA

	Net sales			Other non-current assets
	12/31/2023	12/31/2022 (Reclassified)	12/31/2021 (Reclassified)	12/31/2023	12/31/2022 (Reclassified)

Brazil	33,816,723	33,714,249	22,757,787	12,584,481	11,957,039
Europe (i)	3,050,235	3,080,840	2,551,739	8,969	7,762
Latin America (ii)	144,853	697,117	632,235	3,275	7,294
North America (iii)	2,456,686	1,770,487	81,384	10,087	17,173
Asia and other	—	60,093	70,009	—	—
Total	39,468,497	39,322,786	26,093,154	12,606,812	11,989,268

Main countries:

(i)	England, France, Spain and Portugal; and
(ii)	Argentina, Bolivia, Uruguay and Paraguay, and
(iii)	United States of America.

4.3. MAIN CUSTOMERS

On December 31, 2023, one customer contributed 3.07% of Company's net operating revenue, or approximately R$1,213,263, to the Company's net operating revenue. This same customer contributed approximately R$862,650 and R$664,034 to the subsidiary's net revenue in 2022 and 2021 respectively, accounting for approximately 2.17% and 2.57% of the Company's net revenue respectively.